Profit and loss information - Schedule of Other Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Receivables from contracts with customers [abstract]
Other income	$ (40,000)	$ 0